CONTIGENCIES	6 Months Ended
Jun. 30, 2023
COMMITMENTS AND CONTINGENCIES
CONTIGENCIES

NOTE 15 — CONCENTRATIONS

For the six months ended June 30, 2023, no customer accounts for more than 10% of the Company’s total revenue. For the six months ended June 30, 2022, two customers accounted for approximately 50.0% and 32.3% of the Company’s total revenue, respectively.

As of June 30, 2023, three customers accounted for 37.3%, 14.0% and 13.4% of the total outstanding accounts receivable balance, respectively. As of December 31, 2022, three customers accounted for 39.8%, 18.0% and 14.5% of the total outstanding accounts receivable balance, respectively.

For the six months ended June 30, 2023 and 2022, there was no supplier accounted for more than 10% of the total cost of revenue.